Pay vs Performance Disclosure - USD ($)	1 Months Ended	8 Months Ended	12 Months Ended			26 Months Ended
	Apr. 18, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 09, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pay Versus Performance Table

The following table shows the total compensation for our NEOs for the past three fiscal years as set forth in the Summary Compensation Table above and the “compensation actually paid” to our principal executive officers (“PEOs”) and, on an average basis, our other NEOs, in each case, as determined under SEC rules, our total shareholder return (“TSR”) based on a fixed $100 initial investment, and our net income:

	Summary Compensation Table Total for PEO			Compensation Actually Paid to PEO			Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return	Net Income
Year	Liddell	Reininga	Werdein	Liddell	Reininga	Werdein
	($)(1)	($)(1)	($)(1)	($)(1)(2)	($)(1)(2)	($)(1)(2)	($)(3)	($)(3)(4)	($)	($)
2023	568,257	165,680	395,645	568,257	43,602	392,907	252,540	226,038	90	4,820,000
2022	—	579,943	—	—	539,517	—	420,773	401,931	93	5,708,000
2021	—	588,912	—	—	588,442	—	372,865	374,869	115	6,187,000

(1)	For 2023, our PEO is Mr. Liddell, and 2023 includes our two former PEOs: Mr. Werdein (March 10, 2023 - April 18, 2023) and Mr. Reininga (January 1, 2023 - March 10, 2023). Our PEO for 2021 and 2022 was Mr. Reininga.

(2)	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable year’s service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Liddell, Mr. Reininga, and Mr. Werdein's respective 2023 total compensation to determine the 2023 compensation actually paid:

	2023
	Liddell	Reininga	Werdein
Total Compensation as reported in Summary Compensation Table (SCT)	$568,257	$165,680	$395,645
Less: Fair value of equity awards reported in SCT	—	—	—
Fair value of equity awards (restricted stock and stock options) granted in current year—value at end of year-end	—	—	—
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	—	(1,849)	(887)
Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	—	—	(1,851)
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year *	—	(120,229)	—
Compensation Actually Paid	$568,257	$43,602	$392,907

*Mr. Reininga retired from his position as President and Chief Executive Officer on March 10, 2023. As a result of his retirement, any shares of restricted stock that remained unvested as of his retirement were forfeited. He may exercise his vested stock options for one year following his retirement date, or the options would be forfeited.

(3)	In 2023, the non-PEO NEOs included Taylor Gilden, Chief Financial Officer and Treasurer, and Rachel Foley, Chief Operating Officer. Mr. Gilden joined the Company on June 5, 2023 as the Chief Strategy Officer. On August 1, 2023, Mr. Gilden was appointed as the Chief Financial

Officer and Treasurer of the Company. Ms. Foley resigned as Chief Operating Officer on December 11, 2023. As a result of her resignation, any shares of restricted stock that remained unvested as of her date of departure were forfeited. In 2022, non-PEO NEOs included Jeffrey Werdein, Executive Vice President, Commercial Division, and Rachel Foley. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:

2023
Average Non- PEO NEOs
Total Compensation as reported in SCT	$252,540
Less: Fair value of equity awards reported in SCT	—
Fair value of equity awards granted in current year—value at end of year-end	—
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	(376)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	(26,126)
Compensation Actually Paid	$226,038

Named Executive Officers, Footnote			For 2023, our PEO is Mr. Liddell, and 2023 includes our two former PEOs: Mr. Werdein (March 10, 2023 - April 18, 2023) and Mr. Reininga (January 1, 2023 - March 10, 2023). Our PEO for 2021 and 2022 was Mr. Reininga.
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay Versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, “compensation actually paid” is calculated as Summary Compensation Table total compensation adjusted to include the change in fair value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date) and the pension value attributable to the applicable year’s service and any change in pension value attributable to plan amendments made in the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Liddell, Mr. Reininga, and Mr. Werdein's respective 2023 total compensation to determine the 2023 compensation actually paid:
	2023
	Liddell	Reininga	Werdein
Total Compensation as reported in Summary Compensation Table (SCT)	$568,257	$165,680	$395,645
Less: Fair value of equity awards reported in SCT	—	—	—
Fair value of equity awards (restricted stock and stock options) granted in current year—value at end of year-end	—	—	—
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	—	(1,849)	(887)
Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year	—	—	(1,851)
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year *	—	(120,229)	—
Compensation Actually Paid	$568,257	$43,602	$392,907

*Mr. Reininga retired from his position as President and Chief Executive Officer on March 10, 2023. As a result of his retirement, any shares of restricted stock that remained unvested as of his retirement were forfeited. He may exercise his vested stock options for one year following his retirement date, or the options would be forfeited.

Non-PEO NEO Average Total Compensation Amount			$ 252,540	$ 420,773	$ 372,865
Non-PEO NEO Average Compensation Actually Paid Amount			$ 226,038	401,931	374,869
Adjustment to Non-PEO NEO Compensation Footnote	In 2023, the non-PEO NEOs included Taylor Gilden, Chief Financial Officer and Treasurer, and Rachel Foley, Chief Operating Officer. Mr. Gilden joined the Company on June 5, 2023 as the Chief Strategy Officer. On August 1, 2023, Mr. Gilden was appointed as the Chief Financial
Officer and Treasurer of the Company. Ms. Foley resigned as Chief Operating Officer on December 11, 2023. As a result of her resignation, any shares of restricted stock that remained unvested as of her date of departure were forfeited. In 2022, non-PEO NEOs included Jeffrey Werdein, Executive Vice President, Commercial Division, and Rachel Foley. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to the NEO’s total compensation to determine the compensation actually paid:
2023
Average Non- PEO NEOs
Total Compensation as reported in SCT	$252,540
Less: Fair value of equity awards reported in SCT	—
Fair value of equity awards granted in current year—value at end of year-end	—
Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year	(376)
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	—
Dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—
Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year	(26,126)
Compensation Actually Paid	$226,038

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

Relationship Disclosure

The charts below show, for the past three years, the relationship between the PEO and non-PEO “compensation actually paid” and (i) the Company’s net income and (ii) the Company’s TSR:

Total Shareholder Return Amount			$ 90	93	115
Net Income (Loss)			4,820,000	5,708,000	6,187,000
PEO Name	Mr. Werdein	Mr. Liddell				Mr. Reininga
Mr Liddell
Pay vs Performance Disclosure
PEO Total Compensation Amount			568,257
PEO Actually Paid Compensation Amount			568,257
Daniel P Reininga
Pay vs Performance Disclosure
PEO Total Compensation Amount			165,680	579,943	588,912
PEO Actually Paid Compensation Amount			43,602	$ 539,517	$ 588,442
Daniel P Reininga | Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,849)
Daniel P Reininga | Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(120,229)
Mr Werdein
Pay vs Performance Disclosure
PEO Total Compensation Amount			395,645
PEO Actually Paid Compensation Amount			392,907
Mr Werdein | Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(887)
Mr Werdein | Change in fair value from end of prior fiscal year to end of current fiscal year for equity awards made in prior fiscal years that were unvested at end of current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,851)
Non-PEO NEO | Change in fair value from end of prior fiscal year to vesting date for equity awards made in prior fiscal years that vested during current fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(376)
Non-PEO NEO | Fair value of equity awards forfeited in current fiscal year determined at end of prior fiscal year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (26,126)